INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
SCHEDULE OF INFORMATION ABOUT INVENTORIES
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Raw materials	—	4,659
Work in progress	—	244
Finished goods	—	26,686
	—	31,589

SCHEDULE OF ANALYSIS OF THE AMOUNT OF INVENTORIES RECOGNIZED AS AN EXPENSE AND INCLUDED IN PROFIT OR LOSS

The analysis of the amount of inventories recognized from discontinued operations as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Discontinued operations
Carrying amount of inventories sold	45,290	248,166	211,292
Write down (reversal) of inventories (included in cost of sales)	(4,045)	(99,237)	(2,301)
	41,245	148,929	208,991